STOCK COMPENSATION EXPENSE	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
6. STOCK COMPENSATION EXPENSE

During the nine month period ending September 30, 2014, 298,000 warrants with a one year vesting period were subscribed for by directors.

ASC 718-10-S99-1 expresses the view that “the use of a simplified method is not allowed if the Company may have sufficient historical exercise data for some of its share options grants and therefore, accepts the use of simplified method for only some grants but not all share options grants”.

The Company decided to use the simplified method to estimate the expected term of the warrants subscribed for by directors. The Company considers that insufficient historical exercise data are available for warrants which are granted to a limited number of beneficiaries together with few exercises over the past years, in addition, the vesting schedule and contractual terms having been changed over time. Consequently, the Company believes that prior exercise patterns would not reflect accurately future exercises.

The grant date fair value of the warrants subscribed is calculated using the Black-Scholes option-pricing model with the following weighted average assumptions.

Three months ended
September 30, 2014
Risk-free interest rate	0.73%
Dividend yield	-
Expected volatility	58%
Expected term	2.5 years
Forfeiture rate	-

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended		Nine months ended
	Sept 30,		Sept 30,
(in thousands except per share data)	2013	2014	2013	2014

Net income (loss)	$(6,369)	$(10,046)	$(48,052)	$(57,757)

Net income (loss) per share
Basic	$(0.25)	$(0.26)	$(1.89)	$(1.64)
Diluted	$(0.25)	$(0.26)	$(1.89)	$(1.64)

Number of shares used for computing (weighted average)
Basic	25,465	38,767	25,434	35,201
Diluted	25,465	38,767	25,434	35,201

Stock-based compensation (ASC 718)
Cost of products and services sold	5	10	15	30
Research and development	184	222	556	616
Selling, general and administrative	307	450	885	1,018
Total	496	682	1,456	1,664

Net income (loss) before stock-based compensation	(5,873)	(9,364)	(46,596)	(56,093)

Net income (loss) before stock-based compensation per share
Basic	$(0.23)	$(0.24)	$(1.83)	$(1.59)
Diluted	$(0.23)	$(0.24)	$(1.83)	$(1.59)